UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2011

Date of reporting period: 05/31/2011

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.
Semi-Annual Report 2011

Mid-Cap Fund
Small-Cap Fund
  May 31, 2011

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Mid-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period*
Actual 10.44%	$ 1,000.00	$ 1,104.40	$ 7.87
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54
Mid-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period*
Actual 9.97%	$ 1,000.00	$ 1,099.70	$ 11.78
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.71	$ 11.30

Fund Expense Example (Unaudited)

Small-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period**
Actual 20.66%	$ 1,000.00	$ 1,206.60	$ 8.25
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54
Small-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period**
Actual 20.35%	$ 1,000.00	$ 1,203.50	$ 10.05
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.81	$ 9.20

*	Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 1.83% for Investor Shares. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2011 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.89%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.55%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.64%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.30%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	2.11%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.55%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.86%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	1.88%

* The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to 1.50% of the daily average net assets of the Mid-Cap and Small-Cap Funds through April 1, 2012. Total Gross Operating Expenses (Annualized) during the six month period ended May 31, 2011 were 1.78%, 2.53%, 1.96% and 2.71% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2011.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863.  Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 92.77%

Aerospace & Defense - 4.23%
Rockwell Collins, Inc.	10,000	$611,300

Banks - 0.45%
CapitalSource, Inc.	10,000	64,700

Beverages - 3.04%
* Constellation Brands , Inc. - Class A	20,000	439,200

Chemicals - 3.25%
RPM International, Inc.	20,000	470,000

Distribution & Wholesale - 2.56%
United Stationers, Inc.	5,000	370,100

Electrical Component & Equipment - 2.67%
* Energizer Holdings, Inc.	5,000	385,250

Electronics - 6.42%
Amphenol Corp.	9,000	486,540
Gentex Corp.	15,000	440,250
		926,790
Enviromental Control - 3.27%
Republic Services, Inc.	15,000	472,800

Food - 3.47%
McCormick & Co., Inc.	10,000	501,900

Gas - 4.31%
Energen Corp.	10,000	622,700

Hand & Machine Tools - 8.26%
Snap-On, Inc.	10,000	603,200
Stanley Black & Deck, Inc.	8,000	591,040
		1,194,240

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 92.77% (Continued)

Healthcare - Products - 8.20%
Dentsply International, Inc.	10,000	$392,400
* Henry Schein, Inc.	6,000	430,920
STERIS Corp.	10,000	360,900
		1,184,220

Healthcare - Services - 3.23%
Quest Diagnostics, Inc.	8,000	467,360

Household Products & Wares - 7.53%
Clorox Co.	8,000	563,840
Tupperware Brands Corp.	8,000	523,680
		1,087,520

Iron & Steel - 2.96%
Steel Dynamics, Inc.	25,000	427,500

Machinery - Diversified - 3.08%
* Zebra Tech, Corp.	10,000	444,500

Mining - 2.54%
* Silver Wheaton Corp.	10,000	367,500

Miscellaneous Manufacturing - 3.69%
Parker Hannifin Corp.	6,000	533,100

Oil & Gas - 8.35%
Canadian Oil Sands, Ltd.	10,000	313,016
* Forest Oil Corp.	10,000	299,000
* Rowan Cos., Inc.	15,000	594,750
		1,206,766

Oil & Gas Services - 3.30%
* Cameron International Corp.	10,000	476,600

Pharmaceuticals - 4.15%
* Salix Pharmaceutical, Inc.	15,000	600,450

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 92.77% (Continued)

Semiconductors - 2.59%
* LSI Corp.	50,000	$375,000

Telecommunications - 1.22%
Frontier Communications Corp.	20,000	177,000

Total Common Stock (Cost $10,674,697)		13,406,496

Exchange-Traded Fund - 3.10%
* SPDR Gold Trust	3,000	448,920

Total Exchange-Traded Funds (Cost $244,644)		448,920

Investment Companies - 4.14%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	598,124	598,124

Total Investment Companies (Cost $598,124)		598,124

Total Investments (Cost $11,517,465) - 100.01%		14,453,540
Liabilities in Excess of Other Assets, net - (0.01)%		(2,136)

Net Assets - 100.00%		$14,451,404

* Non-income producing investment.
** Rate shown represents the rate at May 31, 2011 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	% of Net
Industry	Assets	Value

Aerospace & Defense	4.23%	$611,300
Banks	0.45%	64,700
Beverages	3.04%	439,200
Chemicals	3.25%	470,000
Distribution & Wholesale	2.56%	370,100
Electrical Component & Equipment	2.67%	385,250
Electronics	6.42%	926,790
Environmental Control	3.27%	472,800
Exchange-Traded Funds	3.10%	448,920
Food	3.47%	501,900
Gas	4.31%	622,700
Hand & Machine Tools	8.26%	1,194,240
Healthcare - Products	8.20%	1,184,220
Healthcare - Services	3.23%	467,360
Household Products & Wares	7.53%	1,087,520
Investment Companies	4.14%	598,124
Iron & Steel	2.96%	427,500
Machinery - Diversified	3.08%	444,500
Mining	2.54%	367,500
Miscellaneous Manufacturing	3.69%	533,100
Oil & Gas	8.35%	1,206,766
Oil & Gas Services	3.30%	476,600
Pharmaceuticals	4.15%	600,450
Semiconductors	2.59%	375,000
Telecommunications	1.22%	177,000
Total	100.01%	$14,453,540

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	Shares	Value

Closed-End Fund - 1.87%
Central Fund of Canada, Ltd.	10,000	$221,700

Total Closed-End Fund (Cost $210,500)		221,700

Common Stock - 88.46%

Commercial Services - 8.36%
Deluxe Corp.	20,000	514,800
Landauer, Inc.	8,000	477,760
		992,560

Computers - 2.53%
* 3D Systems Corp.	15,000	299,850

Distribution & Wholesale - 3.10%
Watsco, Inc.	5,500	368,170

Electric - 7.63%
Black Hills Corp.	10,000	310,200
NorthWestern Corp.	10,000	330,700
UIL Holdings Corp.	8,000	265,040
		905,940

Engineering & Construction - 5.86%
* Chicago Bridge & Iron Co. NV	14,000	532,840
* Tutor Perini Corp.	8,000	162,400
		695,240

Food - 13.23%
B&G Foods, Inc. - Class A	20,000	370,800
Imperial Sugar Co.	25,000	444,250
Snyders-Lance, Inc.	20,000	425,200
Tootsie Roll Industries, Inc.	11,254	330,192
		1,570,442

Forest Products & Paper - 7.51%
* Kapstone Paper and Packaging Corp.	30,000	493,500
Rayonier, Inc. - REIT	6,000	398,340
		891,840

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 88.46% (Continued)

Gas - 1.88%
South Jersey Industries, Inc.	4,000	$223,880

Home Furnishings - 2.94%
Ethan Allen Interiors, Inc.	15,000	349,050

Household Products & Wares - 6.52%
Jarden Corp.	10,000	350,400
WD-40 Co.	10,000	423,800
		774,200
Insurance - 2.87%
Platinum Underwriter Holdings Ltd.	10,000	341,400

Iron & Steel - 3.54%
Carpenter Technology Corp.	8,000	420,560

Oil & Gas - 5.25%
* Birchcliff Energy Ltd.	20,000	270,837
Cabot Oil & Gas Corp.	6,000	352,500
		623,337

Oil & Gas Services - 2.00%
Gulf Island Fabrication, Inc.	7,000	238,000

Pharmaceuticals - 2.06%
* VCA Antech, Inc.	10,000	244,500

Pipelines - 3.33%
* Eagle Rock Energy Partners LP	34,000	395,080

Real Estate Investment Trust - 3.61%
Ashford Hospitality Trust	30,000	428,100

Retail - 3.59%
The Buckle, Inc.	10,000	426,900

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	Shares	Value

Common Stock - 88.46% (Continued)

Transportation - 2.65%
* RailAmerica, Inc.	20,000	$314,200

Total Common Stock (Cost $7,703,795)		10,503,249

Exchange-Traded Funds - 2.34%
Market Vectors Agribusiness ETF	5,000	277,400

Total Exchange-Traded Funds (Cost $129,760)		277,400

Investment Companies - 7.38%
** Wells Fargo Advantge Money Market Fund Class I, 0.01%	876,036	876,036

Total Investment Companies (Cost $876,036)		876,036

Total Investments (Cost $8,920,091) - 100.05		11,878,385
Liabilities in Excess of Other Assets, net - (0.05)%		(5,492)
Net Assets - 100.00%		$11,872,893

* Non-income producing investment.
** Rate shown represents the rate at May 31, 2011 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2011 (Unaudited)

	% of Net
Industry	Assets	Value

Closed-End Fund	1.87%	$221,700
Commercial Services	8.36%	992,560
Computers	2.53%	299,850
Distribution & Wholesale	3.10%	368,170
Electric	7.63%	905,940
Engineering & Construction	5.86%	695,240
Exchange -Traded Funds	2.34%	277,400
Food	13.23%	1,570,442
Forest Products & Paper	7.51%	891,840
Gas	1.88%	223,880
Home Furnishings	2.94%	349,050
Household Products & Wares	6.52%	774,200
Insurance	2.87%	341,400
Investment Companies	7.38%	876,036
Iron & Steel	3.54%	420,560
Oil & Gas	5.25%	623,337
Oil & Gas Services	2.00%	238,000
Pharmaceuticals	2.06%	244,500
Pipelines	3.33%	395,080
Real Estate Investment Trust	3.61%	428,100
Retail	3.59%	426,900
Transportation	2.65%	314,200
Total	100.05%	$11,878,385

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2011 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$11,517,465	$8,920,091
Investments, at value (note 1)	14,453,540	11,878,385
Receivables:
Dividends and interest	18,902	11,834
Prepaid expenses	5,791	5,071
Total Assets	14,478,233	11,895,290

Liabilities:
Payables:
Due to advisor (note 2)	8,664	5,044
Due to administrator (note 2)	4,580	4,114
Accrued distribution and service (12b-1) fees - Investor Shares (note 3)	247	43
Other liabilities and accrued expenses	13,338	13,196
Total Liabilities	26,829	22,397

Total Net Assets	$14,451,404	11,872,893

Net Assets consist of:
Capital (par value and paid in surplus)	$11,612,539	$8,343,163
Accumulated net investment loss	(20,955)	(63,999)
Accumulated net realized (loss) gain on investments	(76,255)	635,435
Net unrealized appreciation on investments	2,936,075	2,958,294
Total Net Assets	$14,451,404	$11,872,893

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	773,158	577,104
Net Assets - Institutional Shares	$14,068,097	$11,718,540
Net Asset Value, Maximum Offering and Redemption Price Per Share	$18.20	$20.31

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	23,971	7,943
Net Assets - Investor Shares	$383,307	$154,353
Net Asset Value and Redemption Price Per Share	$15.99	$19.43
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value/0.97)	$16.48
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value/0.97)		$20.03

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF OPERATIONS

For the period ended May 31, 2011 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Investment Income:
Dividends	$89,062	$118,413
Foreign withholding tax	(1,216)	(105)
Interest	32	49
Total Investment Income	87,878	118,357

Expenses:
Advisory fees (note 2)	71,766	55,700
Distribution and service (12b-1) fees - Investor Shares (note 3)	1,475	536
Administration fees (note 2)	25,297	22,080
Legal fees	9,024	9,024
Audit and tax preparation fees	7,480	7,480
Trustees' fees and meeting expenses	5,984	5,984
Custody fees	2,393	3,000
Securities pricing fees	1,795	1,795
Registration and filing fees	557	555
Other operating expenses	3,702	3,706
Total Expenses	129,473	109,860
Less:
Advisory fees waived (note 2)	(20,640)	(26,001)
Distribution and service fees waived (note 2)	-	(297)
Net Expenses	108,833	83,562

Net Investment (Loss) Income	(20,955)	34,795

Realized and Unrealized Gain on Investments:
Net realized gain on investments	269,631	740,816
Net change in unrealized appreciation on investments	1,138,905	1,288,329
Net Realized and Unrealized Gain on Investments	1,408,536	2,029,145

Net Increase in Net Assets Resulting from Operations	$1,387,581	$2,063,940

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund
For the fiscal period/year ended	May 31, 2011	November 30, 2010
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(20,955)	$(31,963)
Net realized gain on investments	269,631	571,825
Net change in unrealized appreciation on investments	1,138,905	1,001,336
Net Increase in Net Assets Resulting from Operations	1,387,581	1,541,198

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	28,500
Shares repurchased	(232,527)	(203,237)
Investor Shares
Shares sold	-	996
Shares repurchased	(26,362)	(53,868)
Decrease in Net Assets from Capital Share Transactions	(258,889)	(227,609)

Net Increase in Net Assets	1,128,692	1,313,589

Net Assets:
Beginning of period/year	13,322,712	12,009,123
End of period/year	$14,451,404	$13,322,712

Accumulated Undistributed Net Investment Loss	$(20,955)	$-

See Notes to Financial Statements

CAPITAL MANAGEMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund
For the fiscal period/year ended	May 31, 2011	November 30, 2010
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$34,795	$(25,462)
Net realized gain on investments	740,816	216,946
Net change in unrealized appreciation on investments	1,288,329	2,047,846
Net Increase in Net Assets Resulting from Operations	2,063,940	2,239,330

Distributions to shareholders from:
In excess of net investment income
Institutional Shares	-	(2,914)
Investor Shares	-	-
Net investment income
Institutional Shares	(59,967)	-
Investor Shares	(791)	-
Net realized gain from investment transactions
Institutional Shares	-	(123,945)
Investor Shares	-	(1,665)
Decrease in Net Assets Resulting from Distributions	(60,758)	(128,524)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	20,000
Reinvested dividends and distributions	51,376	108,484
Shares repurchased	(239,321)	-
Investor Shares
Shares sold	-	970
Reinvested dividends and distributions	790	1,666
Shares repurchased	-	-
(Decrease) Increase in Net Assets from Capital Share Transactions	(187,155)	131,120

Net Increase in Net Assets	1,816,027	2,241,926

Net Assets:
Beginning of period/year	10,056,866	7,814,940
End of period/year	$11,872,893	$10,056,866

Accumulated Net Investment Loss	$(63,999)	$(38,036)

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal period/year ended

	Institutional Shares

	May 31,		November 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$16.48		$14.58	$11.37	$21.71	$19.65	$19.51

Investment Operations:
Net investment (loss) income	(0.02)		(0.04)	0.04	(0.18)	(0.01)	(0.10)
Net realized and unrealized gain (loss) on investments	1.74		1.94	3.21	(7.02)	2.65	1.90
Total from Investment Operations	1.72		1.90	3.25	(7.20)	2.64	1.80

Less Distributions:
From net investment income	-		-	(0.04)	(0.05)	-	-
From capital gains	-		-	-	(3.09)	(0.58)	(1.66)
Total Distributions	-		-	(0.04)	(3.14)	(0.58)	(1.66)

Net Asset Value, End of Period/Year	$18.20		$16.48	$14.58	$11.37	$21.71	$19.65

Total Return (a)	10.44	%(c)	13.03%	28.56%	(38.45)%	13.84%	9.81%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$14,068		$12,950	$11,627	$9,260	$15,525	$16,643
Ratio of Gross Expenses to Average Net Assets (b)	1.78	%(d)	1.84%	1.95%	2.00%	1.98%	1.95%
Ratio of Net Expenses to Average Net Assets (b)	1.50	%(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment (Loss) Income to Average Net Assets	(0.27	)%(d)	(0.24)%	0.32%	(0.75)%	(0.07)%	(0.54)%
Portfolio Turnover Rate	22.44	%(c)	27.56%	18.26%	25.32%	48.53%	54.05%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal period/year ended

	Investor Shares

	May 31,		November 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$14.54		$12.96	$10.16	$19.85	$18.15	$18.24

Investment Operations:
Net investment loss	(0.08)		(0.15)	(0.05)	(0.23)	(0.16)	(0.25)
Net realized and unrealized gain (loss) on investments	1.53		1.73	2.85	(6.33)	2.44	1.82
Total from Investment Operations	1.45		1.58	2.80	(6.56)	2.28	1.57

Distributions:
From net investment income	-		-	-	(0.04)	-	-
From capital gains	-		-	-	(3.09)	(0.58)	(1.66)
Total Distributions	-		-	-	(3.13)	(0.58)	(1.66)

Net Asset Value, End of Period/Year	$15.99		$14.54	$12.96	$10.16	$19.85	$18.15

Total Return (a)	9.97	%(c)	12.19%	27.56%	(38.88)%	12.98%	9.18%

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s)	$383		$372	$382	$290	$390	$412
Ratio of Gross Expenses to Average Net Assets (b)	2.53	%(d)	2.59%	2.70%	2.75%	2.73%	2.70%
Ratio of Net Expenses to Average Net Assets (b)	2.25	%(d)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(1.02	)%(d)	(0.99)%	(0.44)%	(1.46)%	(0.82)%	(1.29)%
Portfolio Turnover Rate	22.44	%(c)	27.56%	18.26%	25.32%	48.53%	54.05%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c)	Not annualized
(d)	Annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal period/year ended

	Institutional Shares

	May 31,		November 30,
	2011		2010	2009		2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$16.93		$13.33	$11.40		$19.83	$20.34	$18.39

Investment Operations:
Net investment income (loss)	0.06		(0.05)	-	(a)	(0.08)	(0.05)	(0.12)
Net realized and unrealized gain (loss) on investments	3.42		3.87	1.95		(5.18)	0.32	2.62
Total from Investment Operations	3.48		3.82	1.95		(5.26)	0.27	2.50

Distributions:
From net investment income	(0.10)		-	-	(a)	-	-	-
In excess of net investment income	-		(0.01)	(0.02)		-	-	-
From capital gains	-		(0.21)	-		(3.17)	(0.78)	(0.55)
Total Distributions	(0.10)		(0.22)	(0.02)		(3.17)	(0.78)	(0.55)

Net Asset Value, End of Period/Year	$20.31		$16.93	$13.33		$11.40	$19.83	$20.34

Total Return (b)	20.66	%(d)	28.65%	17.10%		(31.65)%	1.38%	14.02%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$11,719		$9,929	$7,716		$6,812	$9,271	$10,119
Ratio of Gross Expenses to Average Net Assets (c)	1.96	%(e)	2.06%	2.24%		2.39%	2.47%	2.54%
Ratio of Net Expenses to Average Net Assets (c)	1.50	%(e)	1.50%	1.50%		1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.63	%(e)	(0.28)%	0.03%		(0.51)%	(0.26)%	(0.62)%
Portfolio Turnover Rate	27.80	%(d)	19.34%	33.07%		32.76%	56.60%	40.88%

(a)	Net investment income and distributions from net investment income resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS

For a share outstanding during each fiscal period/year ended

	Investor Shares

	May 31,		November 30,
	2011		2010	2009	2008	2007	2006
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$16.23		$12.83	$10.99	$19.21	$19.80	$17.94

Investment Operations:
Net investment income loss	0.03		(0.12)	(0.02)	(0.13)	(0.14)	(0.17)
Net realized and unrealized gain (loss) on investments	3.27		3.73	1.86	(4.92)	0.33	2.58
Total from Investment Operations	3.30		3.61	1.84	(5.05)	0.19	2.41

Distributions:
From net investment income	(0.10)		-	-	-	-
From capital gains	-		(0.21)	-	(3.17)	(0.78)	(0.55)
Total Distributions	(0.10)		(0.21)	-	(3.17)	(0.78)	(0.55)

Net Asset Value, End of Period/Year	$19.43		$16.23	$12.83	$10.99	$19.21	$19.80

Total Return (a)	20.35	(c)	28.16%	16.74%	(31.56)%	1.00%	13.87%

Ratios/Supplemental Data
Net Assets, End of Year (in 000’s)	$154		$128	$99	$85	$126	$196
Ratio of Gross Expenses to Average Net Assets (b)	2.71	%(d)	2.81%	2.99%	3.14%	3.22%	3.29%
Ratio of Net Expenses to Average Net Assets (b)	1.83	%(d)	1.83%	1.83%	1.84%	1.84%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27	%(d)	(0.61)%	(0.31)%	(0.84)%	(0.60)%	(0.92)%
Portfolio Turnover Rate	27.80	%(c)	19.34%	33.07%	32.76%	56.60%	40.88%

(a)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect payment of sales charges.

(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(c)	Not annualized.
(d)	Annualized.

See Notes to Financial Statements

Capital Management Fund

Notes to Financial Statements (Unaudited)	May 31, 2011

1.  Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund” and “Small-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a "diversified" company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2011

1.  Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1  -  quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2011:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,406,496	$-	$13,406,496
Exchange-Traded Funds	448,920	-	448,920
Investment Companies	-	598,124	598,124
Totals	$13,855,416	$598,124	$14,453,540

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-End Funds	$221,700	$-	$221,700
Common Stocks (b)	10,503,249	-	10,503,249
Exchange-Traded Funds	277,400	-	277,400
Investment Companies	-	876,036	876,036
Totals	$11,002,349	$876,036	$11,878,385

(a)	As of and during the period ended May 31, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Capital Management Funds
Notes to Financial Statements (Unaudited)	May 31, 2011
1. Organization and Significant Accounting Policies (Continued)
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal period. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the period. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the period ended May 31, 2011, the Funds did not have a liability for any unrecognized tax expense.  The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations. As of May 31, 2011, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2007, November 30, 2008, November 30, 2009 and November 30, 2010) and during the period ended May 31, 2011 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2011

2. Agreements

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements (“Expense Limitation Agreement”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current period. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding period listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the current period, are included in Table 2.

Table 1
Fund	2014	2013	2012	2011
Mid-Cap Fund	$ 20,640	$ 42,437	$ 46,506	$ 69,396
Small-Cap Fund	$ 26,001	$ 51,221	$ 53,997	$ 81,269

Table 2
Advisor Fees			Expense Limitation Ratio
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisor Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$ 20,640	$ 26,001	$ -	$ -

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2011

2. Agreements (Continued)

Administrator
Matrix 360 Administration, LLC (“Matrix” or the “Administrator”), formerly named Matrix Capital Group, Inc.,  serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust.  Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses.  For the period ended May 31, 2011, Matrix earned $25,297 and $22,080 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses.  These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the period ended May 31, 2011, no sales charges were paid for the Mid-Cap Fund and Small-Cap Fund, respectively. During the period ended May 31, 2011, there were commissions on investment transactions paid to the Distributor of $11,210 and $14,191 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3. Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $1,475 and $536, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the period ended May 31, 2011. The Distributor has voluntarily waived $297 of these fees for the Small-Cap Fund for the period ended May 31, 2011.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2011

4. Purchases and Sales of Investment Securities

For the period ended May 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$ 3,298,485	$ 3,082,897
Small-Cap Fund	2,855,671	3,093,026

There were no purchases or sales of long-term U.S. Government Obligations during the period ended May 31, 2011.

5. Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2010, (2) capital loss carryforwards as of November 30, 2010, (3) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2011, and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed				Net Tax
	Long-Term Gains	Ordinary Income	Capital Loss Carryforwards	Deferred Post- October Losses	Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$-	$-	$(345,886)	$-	$1,797,170	$1,451,264
Small-Cap Fund	2,035	14,218	-	(107,416)	1,617,711	1,526,548

Table 2	Capital Loss Carryforwards Expiring
	2017	Total
Mid-Cap Fund	$ 345,886	$ 345,886
Small-Cap Fund	-	-

The undistributed ordinary income, capital gains, post-October losses and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the statements of assets and liabilities due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2011

5. Federal Income Tax (Continued)

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2011 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$11,517,465	$3,182,775	$(246,700)	$2,936,075

Small-Cap Fund	8,982,116	3,090,555	(194,286)	2,896,269

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital.

Table 4	For the fiscal period ended May 31,2011 Distributions from		For the fiscal year ended November 30, 2010 Distributions from
	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$-	$-	$-	$-
Small-Cap Fund	-	60,758	125,610	2,914

6. Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Period ended May 31, 2011	For the Fiscal Year ended November 30, 2010	For the Fiscal Period ended May 31, 2011	For the Fiscal Year ended November 30, 2010
Transactions in Capital Shares
Shares sold	-	1,996	-	75
Reinvested distributions	-	-	-	-
Shares repurchased	(12,641)	(13,503)	(1,653)	(3,959)
Net Decrease in Capital Shares	(12,641)	(11,507)	(1,653)	(3,884)
Shares Outstanding, Beginning of Period/Year	785,799	797,306	25,624	29,508
Shares Outstanding, End of Period/Year	773,158	785,799	23,971	25,624

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2011

6. Capital Share Transactions (Continued)

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Period ended May 31, 2011	For the Fiscal Year ended November 30, 2010	For the Fiscal Period ended May 31, 2011	For the Fiscal Year ended November 30, 2010
Transactions in Capital Shares
Shares sold	-	1,351	-	61
Reinvested distributions	2,909	6,408	47	102
Shares repurchased	(12,223)	-	-	-
Net Increase (Decrease) in Capital Shares	(9,314)	7,759	47	163
Shares Outstanding, Beginning of Period/Year	586,418	578,659	7,896	7,733
Shares Outstanding, End of Period/Year	577,104	586,418	7,943	7,896

7. Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

9. The Regulated Investment Company Modernization Act

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2011

9. The Regulated Investment Company Modernization Act (Continued)

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Capital Management Funds
Additional Information (Unaudited)

1.      Proxy Voting Policies and Voting Record
A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.      Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.  Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

3.      Tax Information

We are required to advise you within 60 days of the Funds’ fiscal period-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ six month period ended May 31, 2011.

	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$-	$-
Small-Cap Fund	-	60,758

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal period are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal period and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their own tax advisors.

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The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix360 Administration, LLC	Capital Management Associates, Inc.
630 Fitzwatertown Road	140 Broadway
Building A 2nd Floor	New York, NY 10005
Willow Grove, PA 19090-1904

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2011